John Deere Owner Trust 2016-B	EXHIBIT 99.2

Statement to Certificateholders

$243,600,000 Class A-1 0.64000% Asset Backed Notes due August 15, 2017
$221,000,000 Class A-2 1.09% Asset Backed Notes due February 15, 2019
$220,000,000 Class A-3 1.25% Asset Backed Notes due June 15, 2020
$70,610,000 Class A-4 1.49% Asset Backed Notes due May 15, 2023
$19,362,916 Asset Backed Certificates

Payment Date:				15-Nov-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$16,416,719.23
		per $1,000 original principal amount:		$74.62

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Certificates:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$16,416,719.23

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$117,399.18
			per $1,000 original principal amount:	$0.53

		(iv)	Class A-4 Notes:	$87,674.08
			per $1,000 original principal amount:	$1.24

		(v)	Total:	$205,073.26

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$188,071,348.21

	(b)	Note Value at end of related Collection Period:		$186,259,411.12

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$96,286,494.86
		(ii)	A-3 Note Pool Factor:	0.4376659

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,610,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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	(e)	(i) Certificate Balance:	$19,362,916.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$170,541.88
		(i) per $1,000 original principal amount:	$0.21
	(b)	Amount of Servicing Fee earned:	$170,541.88
	(c)	Amount of Servicing Fee paid:	$170,541.88
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	(i)	Amount in Reserve Account:	$7,745,729.00
	(ii)	Specified Reserve Account Balance:	$7,745,729.00

(11)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,056,595.45
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.63%

(12)	(i)	Aggregate amount of net losses for the collection period:	$38,735.40
	(ii)	Cumulative amount of net losses:	$1,411,737.26
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.18%

(13)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$18,086.43
		(ii) % of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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